Accruals, deferred income and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about accruals, deferred income and other liabilities

	2024	2023
	$m	$m
Accruals and deferred income	16,277	16,814
Settlement accounts and items in course of transmission to other banks	24,692	35,718
Cash collateral and margin payables	58,040	56,832
Endorsements and acceptances	8,102	7,911
Employee benefit liabilities (Note 5)	1,017	1,160
Reinsurance contract liabilities	701	819
Lease liabilities	2,459	2,813
Other liabilities	19,052	21,834
At 31 Dec[1]	130,340	143,901
Accruals, deferred income and other liabilities include $122,051m (2023: $136,696m) of financial liabilities, the majority of which are measured at amortised cost.